UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Effects Of Capital Reorganization	Equity	Equity Effects Of Capital Reorganization	Issued capital Ordinary shares	Issued capital Ordinary shares Effects Of Capital Reorganization	Issued capital Preference shares	Issued capital Preference shares Effects Of Capital Reorganization	Share premium Ordinary shares	Share premium Ordinary shares Effects Of Capital Reorganization	Share premium Preference shares	Share premium Preference shares Effects Of Capital Reorganization	Other equity	Other equity Ordinary shares	Other equity Ordinary shares Effects Of Capital Reorganization	Other equity Preference shares	Other equity Preference shares Effects Of Capital Reorganization	Equity settled share based payment	Warrants	Other reserve	Other reserve Effects Of Capital Reorganization	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year at Mar. 31, 2019	€ 86,967		€ 78,541		€ 341				€ 391,856		€ 0							€ 0		€ 9,890		€ (10,572)	€ (519)	€ (312,455)	€ 8,426
(Loss) / Profit for the period	12,011		8,242																					8,242	3,769
Other comprehensive income / (loss)	(1,854)		(2,166)																			(2,166)			312
Total comprehensive income / (loss) for the period	10,157		6,076																			(2,166)		8,242	4,081
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.																		0		24		0	0
Dividends	(4,862)		(64)																					(64)	(4,798)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	(4,862)		(64)																					(64)	(4,798)
Other transactions	(75)		(20)																	24				(44)	(55)
Total transactions with owners of the parent, recognized directly in Equity	(75)		(20)																	24				(44)	(55)
Equity balance as of end of the year at Sep. 30, 2019	92,187		84,533		341				391,856		0							0		9,914		(12,738)	(519)	(304,321)	7,653
Equity balance as of beginning of the year at Jun. 30, 2019	83,167		72,818		341				391,856									0		9,890		(13,753)	(519)	(314,997)	10,349
(Loss) / Profit for the period	12,764		10,890																					10,890	1,874
Other comprehensive income / (loss)	1,295		1,015																			1,015	0		280
Total comprehensive income / (loss) for the period	14,059		11,905																			1,015	0	10,890	2,154
Issuance of share capital Global Blue Group Holding A.G.	(178)		(126)																	24				(150)	(52)
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.																		0		24		0	0
Dividends	(4,862)		(64)																					(64)	(4,798)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	(4,862)		(64)																					(64)	(4,798)
Total transactions with owners of the parent, recognized directly in Equity	(178)		(126)																	24				(150)	(52)
Equity balance as of end of the year at Sep. 30, 2019	92,187		84,533		341				391,856		0							0		9,914		(12,738)	(519)	(304,321)	7,653
Equity balance as of beginning of the year at Mar. 31, 2020	71,497		63,121		341		€ 0		391,856		0		€ 0	€ 0		€ 0		0	€ 0	9,914		(19,469)	(2,326)	(317,195)	8,376
(Loss) / Profit for the period	(327,313)		(326,237)																					(326,237)	(1,076)
Other comprehensive income / (loss)	506		944																			944			(438)
Total comprehensive income / (loss) for the period	(326,807)		(325,293)																			944		(326,237)	(1,514)
Issuance of share capital Global Blue Group Holding A.G.		€ (145,621)		€ (145,621)		€ 1,302		€ 184		€ 1,181,450		€ 166,969								(1,495,526)	€ (1,495,526)
Acquisition of treasury shares Global Blue Group II GmbH		0		0									(10,058)	(8,812)	€ (8,812)	(1,246)	€ (1,246)			10,058	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		0		0		(41)		(6)		(37,508)		(5,301)								42,856	42,856
Exchange of Global Blue management loan notes into shares		71,965		71,965		(299)		(42)		(343,335)		(48,522)								464,164	464,163
Effects of the capital reorganization	(73,656)		(73,656)		962		136		800,606		113,147			(8,812)		(1,246)				(978,448)
Issuance of share capital as consideration for the merger with FPAC	268,480		268,480		259		37		234,976		33,209
Conversion of shares	42,632		42,632															42,632
Equity award issuance costs (restated)	115,113		115,113																	115,113
Shares bought back by Global Blue Group A.G.	(152,787)		(152,787)																	(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	273,438		273,438		259		37		234,976		33,209							42,632		(37,674)
Change in non-controlling interests	15		621																					621	(606)
Change in non-controlling interests	15		621																					621	(606)
Other transactions	(1,663)		(1,658)																					(1,658)	(5)
Total transactions with owners of the parent, recognized directly in Equity	(1,648)		(1,037)																					(1,037)	(611)
Equity balance as of end of the year at Sep. 30, 2020	(57,176)		(63,426)		1,562		172	172	1,427,439	1,427,439	146,355	146,355	(10,058)	(8,812)		(1,246)		42,632	0	(1,006,208)		(18,526)	(2,326)	(644,468)	6,251
Equity balance as of beginning of the year at Jun. 30, 2020	22,844		15,233		341		0		391,856		0		0	0		0		0		9,914		(17,469)	(2,326)	(367,083)	7,611
(Loss) / Profit for the period	(276,648)		(276,335)																					(276,335)	(313)
Other comprehensive income / (loss)	(1,496)		(1,057)																			(1,057)	0		(439)
Total comprehensive income / (loss) for the period	(278,144)		(277,392)																			(1,057)	0	(276,335)	(752)
Issuance of share capital Global Blue Group Holding A.G.		(145,621)		(145,621)		1,302		184		1,181,450		166,969								(1,495,526)	(1,495,526)
Acquisition of treasury shares Global Blue Group II GmbH		0		0									(10,058)	(8,812)	€ (8,812)	(1,246)	€ (1,246)			10,058	10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.		0		0		(41)		(6)		(37,508)		(5,301)								42,856	42,856
Exchange of Global Blue management loan notes into shares		71,965		71,965		(299)		(42)		(343,335)		(48,522)								464,164	€ 464,163
Effects of the capital reorganization	(73,656)		(73,656)		962		136		800,606		113,147			(8,812)		(1,246)				(978,448)
Issuance of share capital as consideration for the merger with FPAC	268,480		268,480		259		37		234,976		33,209
Conversion of shares	42,632		42,632															42,632
Equity award issuance costs (restated)	115,113		115,113																	115,113
Shares bought back by Global Blue Group A.G.	(152,787)		(152,787)																	(152,787)
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	273,438		273,438		259		37		234,976		33,209			0				42,632		(37,674)				0	0
Change in non-controlling interests	15		621																					621	(606)
Change in non-controlling interests	15		621																					621	(606)
Other transactions	(1,672)		(1,670)																					(1,670)	(2)
Total transactions with owners of the parent, recognized directly in Equity	(1,657)		(1,049)																					(1,049)	(608)
Equity balance as of end of the year at Sep. 30, 2020	(57,176)		(63,426)		1,562		172	€ 172	1,427,439	€ 1,427,439	146,355	€ 146,355	(10,058)	(8,812)		(1,246)		42,632	€ 0	(1,006,208)		(18,526)	(2,326)	(644,468)	6,251
Equity balance as of beginning of the year at Mar. 31, 2021	(100,590)		(107,369)		1,798		118		1,537,425		96,310		(10,123)	(8,877)		(1,246)		43,871		(1,006,208)		(14,707)	(2,161)	(753,692)	6,779
(Loss) / Profit for the period	(45,267)		(45,661)																					(45,661)	394
Other comprehensive income / (loss)	(1,578)		(1,448)																			(1,448)			(130)
Total comprehensive income / (loss) for the period	(46,845)		(47,109)																			(1,448)		(45,661)	264
Issuance of share capital Global Blue Group Holding A.G.	46		46		46
Employee share schemes	1,200		1,200															1,200		0		0	0
Acquisition of treasury shares Global Blue Group II GmbH	(46)		(46)										(46)	(46)		0
Exchange of Global Blue management loan notes into shares													0	(366)		366
Conversion of shares	0													(366)		366
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	1,200		1,200		46									(412)		366		1,200
Other transactions	0		0		0																			(1)	0
Total transactions with owners of the parent, recognized directly in Equity	0		0		0																			0	0
Equity balance as of end of the year at Sep. 30, 2021	(146,236)		(153,279)		1,844		118		1,537,425		96,310		(10,169)	(9,289)		(880)		45,071		(1,006,208)		(16,155)	(2,161)	(799,354)	7,043
Equity balance as of beginning of the year at Jun. 30, 2021	(152,679)		(159,336)		1,798		118		1,537,425		96,310		(10,123)	(9,243)		(880)		44,649		(1,006,208)		(16,038)	(2,161)	(805,106)	6,657
(Loss) / Profit for the period	6,186		5,753																					5,753	433
Other comprehensive income / (loss)	(163)		(117)																			(117)		0	(46)
Total comprehensive income / (loss) for the period	6,023		5,636																			(117)		5,753	387
Issuance of share capital Global Blue Group Holding A.G.		€ 46		€ 46		€ 46
Employee share schemes	422		422															422		0		0	0
Acquisition of treasury shares Global Blue Group II GmbH	(46)		(46)										(46)	(46)		0
Total contribution by and distribution to owners of the parent, recognized directly in Equity (restated)	422		422		46									(46)				422
Other transactions	(2)		1		0																			(1)	(1)
Total transactions with owners of the parent, recognized directly in Equity	(2)		(1)		0																			(1)	(1)
Equity balance as of end of the year at Sep. 30, 2021	€ (146,236)		€ (153,279)		€ 1,844		€ 118		€ 1,537,425		€ 96,310		€ (10,169)	€ (9,289)		€ (880)		€ 45,071		€ (1,006,208)		€ (16,155)	€ (2,161)	€ (799,354)	€ 7,043